Nuveen Global Real Estate Securities Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.7%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 85.4% X 36,135,798
Data Center REITs - 7.2%
7,263 Digital Realty Trust Inc $ 1,046,162
2,409 Equinix Inc 1,988,220
Total Data Center REITs 3,034,382
Diversified REITs - 4.0%
3,875 Armada Hoffler Properties Inc 40,300
22,159 British Land Co PLC/The 110,551
10,374 Essential Properties Realty Trust Inc 276,571
52,797 Growthpoint Properties Australia Ltd 87,373
95 Hulic Reit Inc 96,622
28,518 Merlin Properties Socimi SA 306,821
102,459 Mirvac Group 157,481
472 Star Asia Investment Corp 181,938
46,140 Stockland 145,796
278 United Urban Investment Corp 282,807
Total Diversified REITs 1,686,260
Health Care REITs - 7.5%
7,357 American Healthcare REIT Inc 108,516
7,331 CareTrust REIT Inc 178,656
109 Community Healthcare Trust Inc 2,894
6,913 Healthcare Realty Trust Inc 97,819
43,778 Healthpeak Properties Inc 820,838
1,096 Omega Healthcare Investors Inc 34,710
18,669 Parkway Life Real Estate Investment Trust 48,384
14,953 Ventas Inc 651,054
13,464 Welltower Inc 1,258,076
Total Health Care REITs 3,200,947
Hotel & Resort REITs - 2.1%
6,759 Apple Hospitality REIT Inc 110,712
15,057 Host Hotels & Resorts Inc 311,379
233 Japan Hotel REIT Investment Corp 122,179
3,164 Ryman Hospitality Properties Inc 365,790
Total Hotel & Resort REITs 910,060
Industrial REITs - 19.4%
7,798 Americold Realty Trust Inc 194,326
2,138 EastGroup Properties Inc 384,348
11,970 FIBRA Macquarie Mexico, 144A 23,300
12,623 First Industrial Realty Trust Inc 663,212
134,493 Frasers Logistics & Commercial Trust 105,554
367 GLP J-Reit 307,545
12,705 Goodman Group 279,856
67,931 Goodman Property Trust 92,535
138,138 LondonMetric Property PLC 354,489
35,414 LXP Industrial Trust 319,434
50,458 Mapletree Industrial Trust 87,434
132,547 Mapletree Logistics Trust 143,310
24 Mitsui Fudosan Logistics Park Inc 72,228
4,672 Montea NV 420,532
60,176 Nexus Industrial REIT 339,852
36 Nippon Prologis REIT Inc 64,130
19,958 Prologis Inc 2,598,931
12,232 Rexford Industrial Realty Inc 615,270
145,203 TF Administradora Industrial S de RL de CV 396,493

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Shares Description (a) Value
Industrial REITs (continued)
249,933 Tritax Big Box REIT PLC $ 496,902
161,609 Urban Logistics REIT PLC 233,347
Total Industrial REITs 8,193,028
Multi-Family Residential REITs - 9.5%
6,867 Apartment Income REIT Corp 222,971
4,493 AvalonBay Communities Inc 833,721
4,158 Boardwalk Real Estate Investment Trust 239,679
424 Camden Property Trust 41,722
334 Daiwa Securities Living Investments Corp 232,059
8,058 Equity Residential 508,540
2,060 Essex Property Trust Inc 504,309
130,552 (b) Home Reit PLC 165
57,293 Ingenia Communities Group 195,144
35,645 InterRent Real Estate Investment Trust 356,832
20,146 Killam Apartment Real Estate Investment Trust 276,337
40 Nippon Accommodations Fund Inc 172,630
21,662 UNITE Group PLC/The 267,965
10,293 Veris Residential Inc 156,556
Total Multi-Family Residential REITs 4,008,630
Office REITs - 5.6%
40,579 Abacus Property Group 33,043
3,935 Alexandria Real Estate Equities Inc 507,261
4,591 Allied Properties Real Estate Investment Trust 59,889
3,347 Boston Properties Inc 218,593
5,495 COPT Defense Properties 132,814
11,034 Cousins Properties Inc 265,257
62 Daiwa Office Investment Corp 241,413
2,740 Gecina SA 279,875
14,397 Hudson Pacific Properties Inc 92,860
83 Nippon Building Fund Inc 332,009
184 Orix JREIT Inc 200,223
Total Office REITs 2,363,237
Other Specialized REITs - 3.9%
1 Four Corners Property Trust Inc 24
13,822 Gaming and Leisure Properties Inc 636,780
2,019 Iron Mountain Inc 161,944
2,126 Safehold Inc 43,796
26,665 VICI Properties Inc 794,350
Total Other Specialized REITs 1,636,894
Real Estate Operating Companies - 0.7%
226,295 Sirius Real Estate Ltd 279,763
Total Real Estate Operating Companies 279,763
Residential REITs - 0.5%
6,751 Xior Student Housing NV 203,786
Total Residential REITs 203,786
Retail REITs - 14.0%
8,922 Acadia Realty Trust 151,763
8,365 Agree Realty Corp 477,809
1,227 Brixmor Property Group Inc 28,773
35,979 Charter Hall Retail REIT 86,977
8,764 CT Real Estate Investment Trust 92,328
2,472 Federal Realty Investment Trust 252,441
57,597 Fortune Real Estate Investment Trust 28,048
187,616 Frasers Centrepoint Trust 304,304
536,143 Hammerson PLC 202,052
45,911 Kimco Realty Corp 900,315

Shares Description (a) Value
Retail REITs (continued)
98,542 Link REIT $ 424,362
5,088 NETSTREIT Corp 93,467
10,380 Realty Income Corp 561,558
9,367 Regency Centers Corp 567,265
21,743 RioCan Real Estate Investment Trust 296,477
71,869 Scentre Group 158,724
3,277 Simon Property Group Inc 512,818
19,289 SITE Centers Corp 282,584
149,466 Vicinity Ltd 207,464
40,173 Waypoint REIT Ltd 66,736
16,805 Wereldhave NV 261,612
Total Retail REITs 5,957,877
Self-Storage REITs - 4.2%
1,974 CubeSmart 89,265
2,371 Extra Space Storage Inc 348,537
4,588 Public Storage 1,330,795
Total Self-Storage REITs 1,768,597
Single-Family Residential REITs - 2.8%
4,838 American Homes 4 Rent, Class A 177,942
6,101 Equity LifeStyle Properties Inc 392,904
10,427 Invitation Homes Inc 371,305
2,027 Sun Communities Inc 260,632
Total Single-Family Residential REITs 1,202,783
Telecom Tower REITs - 4.0%
5,149 American Tower Corp 1,017,391
1,435 Crown Castle Inc 151,866
2,401 SBA Communications Corp 520,297
Total Telecom Tower REITs 1,689,554
Total Real Estate Investment Trust Common Stocks
(cost $32,438,816) 36,135,798
Shares Description (a) Value
X –
COMMON STOCKS - 12.3% X 5,222,282
Health Care Equipment & Services - 0.5%
22,268 Chartwell Retirement Residences $ 203,191
Total Health Care Equipment & Services 203,191
Real Estate Management & Development - 10.2%
104,926 Capitaland India Trust 81,591
34,983 CapitaLand Investment Ltd/Singapore 69,418
1,904 Catena AB 93,029
7,107 City Developments Ltd 30,786
36,001 CK Asset Holdings Ltd 148,348
12,054 CTP NV 215,029
25,691 Hysan Development Co Ltd 41,450
9,563 Instone Real Estate Group SE, 144A 92,098
124,515 Mitsui Fudosan Co Ltd 1,342,454
5,592 Sagax AB, Class B 147,519
166,014 Sino Land Co Ltd 172,592
6,842 Sumitomo Realty & Development Co Ltd 254,930
32,904 Sun Hung Kai Properties Ltd 317,842
27,169 TAG Immobilien AG 371,322
53,576 Tokyu Fudosan Holdings Corp 432,865
1,856 VGP NV 212,440
10,938 Vonovia SE 323,237
Total Real Estate Management & Development 4,346,950

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Telecommunication Services - 1.2%
11,828 Cellnex Telecom SA, 144A $ 418,412
6,921 Infrastrutture Wireless Italiane SpA 78,539
Total Telecommunication Services 496,951
Transportation - 0.4%
7,677 Kyushu Railway Co 175,190
Total Transportation 175,190
Total Common Stocks
(cost $4,299,520) 5,222,282
Total Long-Term Investments
(cost $36,738,336) 41,358,080
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.2%
X –
REPURCHASE AGREEMENTS - 2.2% X 950,000
$ 950 (c) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 950,000
Total Repurchase Agreements
(cost $950,000) 950,000
Total Short-Term Investments
(cost $950,000) 950,000
Total Investments (cost $37,688,336 ) - 99.9% 42,308,080
Other Assets & Liabilities, Net -  0.1% 36,382
Net Assets - 100% $ 42,344,462
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 27,945,482 $ 8,190,151 $ 165 $ 36,135,798
Common Stocks 203,191 5,019,091 – 5,222,282
Short-Term Investments:
Repurchase Agreements – 950,000 – 950,000
Total
$ 28,148,673 $ 14,159,242 $ 165 $ 42,308,080

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
( a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $950,557 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 2.000% and maturity date 11/15/41, valued at $969,048.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust